Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 833,000.00
Previously Paid Amount	0.00
Total Fee Amount	127.53
Total Offset Amount	0.00
Net Fee	127.53
Narrative - Max Aggregate Offering Price	$ 833,000.00
Final Prospectus	true